Leasing (Tables)	12 Months Ended
Dec. 31, 2025
Leasing [Abstract]
Schedule of Right for use Asset

Changes in 2025:

Office building and parking spaces
Cost
Balance as of January 1, 2025	2,691
Additions	-
Balance as of December 31, 2025	2,691
Accumulated amortization
Balance as of January 1, 2025	1,740
Additions	380
Balance as of December 31, 2025	2,120
Amortized cost as of December 31, 2025	571

Changes in 2024:

Office building and parking spaces
Cost
Balance as of January 1, 2024	2,691
Additions	-
Balance as of December 31, 2024	2,691
Accumulated amortization
Balance as of January 1, 2024	1,420
Additions	320
Balance as of December 31, 2024	1,740
Amortized cost as of December 31, 2024	951

Schedule of Lease liability

Changes in 2025:

Office building and parking spaces

Balance as of January 1, 2025	1,075
Interest expenses	67
Lease payments	(469)
Balance as of December 31, 2025	673

Changes in 2024:

Office building and parking spaces

Balance as of January 1, 2024	1,332
Additions	-
Interest expenses	95
Lease payments	(352)
Balance as of December 31, 2024	1,075

Schedule of Amounts Recognized in Statements of Cash Flow	Amounts recognized in statements of cash flow:
	Year ended December 31,
	2025	2024	2023
Amortization of the right for usage asset	380	320	425
Interest expense in respect of leasing	67	95	22
Repayment of principal in respect of leasing	469	352	467

Schedule of Analysis of Contractual Payment Dates of Leasing Liability	Analysis of contractual payment dates of leasing liability at December 31, 2025:
Up to a year	469
1-2 years	271
2-3 years	-
Total (undiscounted)	740
Discount effect	(67)
Net present value	673